Share-Based Compensation	12 Months Ended
Dec. 31, 2017
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Share-Based Compensation
Note 27	Share-Based Compensation

The company has share-based compensation plans for certain employees and directors as part of their remuneration package, including the 2016 Long-Term Incentive Plan (“LTIP”) (comprised of performance share units and stock options), Performance Option Plans (“POP”) (comprised of eight other stock option plans), the deferred share unit plan and the CEO multi-year incentive plan.

Accounting Policies	Accounting Estimates and Judgments

The accounting for share-based compensation plans is fair value-based.

The grant date is the date the company and the employee have a shared understanding of the terms and conditions of the arrangement, at which time the company confers on the employee the right to cash equity instruments, provided the specified vesting conditions, if any, are met.

For those awards with performance conditions that determine the number of options or units to which employees will be entitled, measurement of compensation cost is based on the company’s best estimate of the outcome of the performance conditions.

For plans settled through the issuance of equity:

• fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model;

• fair value for PSUs is determined on grant date by projecting the outcome of performance conditions;

• compensation expense is recorded over the period the plans vest (corresponding increase to contributed surplus);

• forfeitures are estimated throughout the vesting period based on past experience and future expectations, and adjusted upon actual vesting; and

• when exercised, the proceeds and amounts recorded in contributed surplus are recorded in share capital.

For plans settled in cash or other assets:

• a liability is recorded based on the fair value of the awards each period;

• expense accrues from the grant date over the vesting period; and

• fluctuations in fair value of the award and related compensation expense are recognized in the period the fluctuation occurs.

Judgment involves determining:

• at which date the company and employee agree to a share-based payment award, and hence what the grant date is; and

• the fair value of share-based compensation awards at the grant date.

Estimation involves determining:

• stock option pricing model assumptions described in the weighted average assumptions table below;

• the number of stock option awards expected to be forfeited;

• the projected outcome of performance conditions for PSUs, including the relative ranking of the company’s total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model and forecasting the company’s cash flow return on investment compared with its weighted average cost of capital. Actual results may significantly differ from these estimates; and

• the number of dividend equivalent units expected to be earned.

Prior to a POP award vesting, assumptions regarding vesting are made during the first three years based on the relevant actual and/or forecast financial results. As at December 31, 2017, the awards under the 2015 POP were expected to vest at 52 percent.

PSUs vest based on the achievement of performance metrics over performance periods ranging from one to three years. Changes to vesting assumptions may change based on non-market vesting conditions at the end of each reporting period. As at December 31, 2017, the 2017 and 2016 PSUs were expected to vest at 79 percent and 59 percent, respectively. See under PSUs on the next page for more information.

Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized.

Supporting Information

As at December 31, 2017, the company had 11 share-based compensation plans (the LTIP, comprised of PSUs and stock options, POPs (comprised of eight other stock option plans), the deferred share unit plan and the CEO multi-year incentive plan) (2016 and 2015 – 12 plans). These plans are described below. The total compensation cost charged against earnings for those plans during 2017 was $26 (2016 – $13, 2015 – $14).

LTIP

During 2017, the company issued PSUs and stock options to eligible employees under the LTIP. Under the plan, up to 21,000,000 common shares over multiple years would be available for issuance pursuant to the exercise of options and the settlement of share-based PSUs to be granted under the provisions of the plan. Information on PSUs and stock options is summarized below.

PSUs

PSUs granted under the LTIP vest based on the achievement of performance metrics over a three-year period. In 2016, PSUs granted were comprised of three tranches, with each tranche vesting based on the achievement of performance metrics over separate performance periods ranging from one to three years. PSUs will be settled in shares for grantees who are subject to the company’s share ownership guidelines and in cash for all other grantees. As at December 31, 2017, 935,570 and 1,556,980 share-settled and cash-settled PSUs were outstanding, respectively (2016 – 602,740 and 1,014,188 respectively). In 2017, 92,800 PSUs were settled in shares. Grant date fair value per unit for share-settled PSUs was $19.93 and $17.19 in 2017 and 2016, respectively.

Stock Options

The following weighted average assumptions were used in arriving at the grant-date fair values associated with stock options for which compensation cost was recognized during 2017, 2016 and 2015:

		Year of Grant

Assumption	Based On	2017	2016	2015	2014	2013

Exercise price per option	Quoted market closing price [1]	$18.71	$16.20	$32.41	$36.73	$43.80
Expected annual dividend per share	Annualized dividend rate [2]	$0.40	$1.00	$1.52	$1.40	$1.40
Expected volatility	Historical volatility [3]	29%	30%	31%	39%	50%
Risk-free interest rate	Zero-coupon government issues [4]	1.67%	1.06%	1.54%	1.66%	1.06%
Expected life of options in years	Historical experience	5.7	5.7	5.5	5.5	5.5

[1] Of common shares on the last trading day immediately preceding the date of the grant.

[2] As of the date of grant.

[3] Of the company’s stock over a period commensurate with the expected life of the option.

[4] Implied yield available on equivalent remaining term at the time of the grant.

As at December 31, 2017, the outstanding number of options per plan, that vest over three years and settle in shares, was:

LTIP		POPs

2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

1,462,367	3,006,815	3,329,000	2,705,072	1,684,200	1,201,100	841,200	837,300	1,182,450	921,150

Under the terms of the POPs, no additional options are issuable pursuant to the plans. Under the LTIP, 16,530,818 additional options may be granted in future years, subject to the additional issuance of shares related to share-settled PSUs, up to the aggregate of 21,000,000 shares.

The exercise price is not less than the quoted market closing price of the company’s common shares on the last trading day immediately preceding the date of the grant, and an option’s maximum term is 10 years. In general, options granted under the POPs vest, if at all, according to a schedule based on the three-year average excess of the company’s consolidated cash flow return on investment over the weighted average cost of capital. Under the LTIP, options generally vest and become exercisable on the third anniversary of the grant date, subject to continuous employment or retirement.

The company issues new common shares to satisfy stock option exercises. Options granted to Canadian participants have an exercise price in Canadian dollars.

A summary of the status of the stock option plans as at December 31, 2017, 2016 and 2015 and changes during the years ending on those dates is as follows:

	Number of shares subject to option			Weighted average exercise price

	2017	2016	2015	2017	2016	2015

Outstanding, beginning of year	19,470,014	19,153,275	20,909,835	$31.15	$30.97	$28.01
Granted	1,482,829	3,099,913	3,474,900	18.71	16.20	32.41
Exercised	(22,100)	(2,329,600)	(4,803,560)	(17.78)	(11.09)	(10.95)
Forfeited or cancelled	(1,221,314)	(453,574)	(427,900)	(34.55)	(33.99)	(43.14)
Expired	(2,538,775)	–	–	(20.06)	–	–

Outstanding, end of year	17,170,654	19,470,014	19,153,275	$32.24	$31.15	$30.97

The aggregate grant-date fair value of all options granted during 2017 was $6 (2016 – $6, 2015 – $19). The average share price during 2017 was $17.97 per share (2016 – $16.85 per share, 2015 – $28.23 per share).

The following table summarizes information about stock options outstanding as at December 31, 2017:

	Options Outstanding			Options Exercisable

Range of Exercise Prices	Number	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number	Weighted Average Exercise Price

$16.00 to $20.00	4,469,182	9	$17.30	–	$–
$27.00 to $36.00	7,627,545	5	32.32	4,298,545	32.63
$37.00 to $44.00	3,597,677	5	39.92	3,597,677	39.92
$52.00 to $67.00	1,476,250	1	58.33	1,476,250	58.33

	17,170,654	6	$32.24	9,372,472	$39.48

The foregoing options have expiry dates ranging from May 2018 to February 2027.

Other Plans

The company offers a deferred share unit plan to non-employee directors, which allows each to choose to receive, in the form of deferred share units (“DSUs”), all or a percentage of the director’s fees, which would otherwise be payable in cash. The plan also provides for discretionary grants of additional DSUs by the Board, a practice it discontinued on January 24, 2007 in connection with an increase in the annual retainer. Each DSU fully vests upon award, but is distributed only when the director has ceased to be a member of the Board. Vested units are settled in cash based on the common share price at that time. As at December 31, 2017, the total number of DSUs held by participating directors was 613,703 (2016 – 582,048, 2015 – 711,131).

The company offered a multi-year incentive plan to the CEO for the period July 1, 2014 through December 31, 2015, which provided for an award of DSUs. Dividends on outstanding units result in additional units being issued. The units awarded under the CEO’s multi-year incentive plan were 50 percent vested on July 1, 2017 based on performance criteria (company and individual CEO performance) through December 31, 2015. Vested units are settled in cash when employment is terminated. As at December 31, 2017, the total number of DSUs held by the CEO was 106,810 (2016 – 104,481, 2015 –98,414).

Upon completion of the Merger, Nutrien assumed all of the above share-based compensation plans and, awards which, where appropriate, will now settle in Nutrien shares. An exchange ratio of 0.400 will be used to convert units and values. The PSU performance condition related to cash flow return on investment compared with its weighted average cost of capital will be replaced by metrics related to the achievement of synergies compared to targets.